SUPPLEMENT Dated May 21, 2010
To The Prospectuses Dated August 21, 2006

Wells Fargo ING Landmark
And
Wells Fargo ING Opportunities

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

1. Effective April 30, 2010 the following investment portfolio is now available under your Contract:

Fund Name	Investment Adviser/	Investment Objective
Subadviser
ING Investors Trust
ING Small Company Portfolio	Investment Adviser: ING	Seeks growth of capital primarily through
(Class S)	Investments, LLC	investment in a diversified portfolio of
	Investment Subadviser: ING	common stocks of companies with smaller
	Investment Management Co.	market capitalizations.

2. Effective April 30, 2010 the following fund name changes apply to the investment portfolios that are currently open to new investments, and also reflect a Subadviser change as noted:

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING Evergreen Health Sciences Portfolio	ING Wells Fargo Health Care Portfolio (Class S)
ING Legg Mason Partners Aggressive Growth Portfolio	ING Legg Mason ClearBridge Aggressive Growth Portfolio
(Service Class)
ING Van Kampen Global Franchise Portfolio	ING Morgan Stanley Global Franchise Portfolio (Class S)
Former Subadviser: Van Kampen	Current Subadviser: Morgan Stanley Investment Management
Inc.

3. Effective April 30, 2010 the following fund name changes apply to the investment portfolios that are currently closed to new investments, and also reflect a Subadviser change as noted:

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Evergreen Omega Portfolio	ING Wells Fargo Omega Growth Portfolio (Class S)
ING Lord Abbett Affiliated Portfolio	ING Lord Abbett Growth and Income Portfolio (Class S)
AIM V. I. Leisure Fund	Invesco V. I. Leisure Fund (Class I)
Former Subadviser: AIM Advisors, Inc.	Current Subadviser: Invesco Advisers, Inc.
Wells Fargo VT Asset Allocation Fund	Wells Fargo VT Index Asset Allocation Fund

4. Effective after the close of business on or about July 16, 2010 the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
Wells Fargo Advantage VT C&B Large Cap Value Fund	Wells Fargo Advantage VT Intrinsic Value Fund
Wells Fargo Advantage VT Equity Income Fund	Wells Fargo Advantage VT Intrinsic Value Fund
Wells Fargo Advantage VT Large Company Growth Fund	Wells Fargo Advantage VT Omega Growth Fund

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In connection with these reorganizations, the following investment portfolios will be made available after the close of business on or about July 16, 2010 under your Contract. These portfolios will be closed to new investments:

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Wells Fargo Variable Trust
Wells Fargo Advantage VT	Investment Adviser: Wells	Seeks long-term capital appreciation.
Intrinsic Value Fund (Class 2)	Fargo Funds Management, LLC
Wells Fargo Advantage VT	Investment Adviser: Wells	Seeks long-term capital
Omega Growth Fund (Class 2)	Fargo Funds Management, LLC	growth/appreciation.

5. Effective after the close of business on or about August 20, 2010 the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

Information Regarding the Portfolio Reorganizations:

These reorganizations will be administered pursuant to agreements, which have been approved by the boards of trustees of the Disappearing Portfolios. The reorganization agreements are also subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about July 16, 2010 and August 20, 2010 (as noted above), resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio.
Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the
Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted.

6. Overnight Delivery. If you would like a withdrawal sent to you by overnight delivery service, you may choose to have the
$20 charge for overnight delivery deducted from the amount of the withdrawal.

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